Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (4.0%)
*	RBC Bearings Inc.	19,617	3,878
	Avient Corp.	66,580	3,663
	Commercial Metals Co.	98,027	3,029
*	Arconic Corp.	89,923	2,403
	Tronox Holdings plc Class A	93,372	2,053
	Minerals Technologies Inc.	27,414	1,800
	Stepan Co.	15,936	1,796
*	Constellium SE Class A	100,033	1,758
	Hecla Mining Co.	306,572	1,698
	Boise Cascade Co.	25,170	1,632
	Sensient Technologies Corp.	16,666	1,621
	Mueller Industries Inc.	28,110	1,555
	Worthington Industries Inc.	27,617	1,325
*	Kraton Corp.	25,615	1,180
	Innospec Inc.	13,820	1,122
	Carpenter Technology Corp.	38,984	1,071
	Kaiser Aluminum Corp.	11,369	1,014
	AdvanSix Inc.	22,372	1,013
	Schnitzer Steel Industries Inc. Class A	19,521	939
*	GCP Applied Technologies Inc.	39,802	929
	Materion Corp.	10,120	857
*	Amyris Inc.	123,316	846
	Schweitzer-Mauduit International Inc.	25,585	734
	Neenah Inc.	13,711	637
	Glatfelter Corp.	35,625	587
*	US Silica Holdings Inc.	59,742	580
*	TimkenSteel Corp.	37,744	541
*	Clearwater Paper Corp.	13,418	540
*	Century Aluminum Co.	39,479	522
*	Koppers Holdings Inc.	16,885	510
	Verso Corp. Class A	21,863	462
	Haynes International Inc.	10,165	407
	Ecovyst Inc.	41,771	400
	UFP Industries Inc.	4,706	392
*	Coeur Mining Inc.	66,788	374
*	Intrepid Potash Inc.	8,093	333
*	Alto Ingredients Inc.	58,159	303
*	Rayonier Advanced Materials Inc.	50,260	275
	American Vanguard Corp.	18,175	260
*	Northwest Pipe Co.	7,864	226
*	Unifi Inc.	10,778	220
	GrafTech International Ltd.	18,617	217

		Shares	Market Value ($000)
	Hawkins Inc.	5,249	174
	FutureFuel Corp.	21,032	159
*	NN Inc.	34,762	155
	Olympic Steel Inc.	7,625	155
*	Energy Fuels Inc.	17,163	150
	Ryerson Holding Corp.	4,903	115
*	Zymergen Inc.	12,244	111
*	Gatos Silver Inc.	6,609	89
	Valhi Inc.	1,960	52
*	Polymet Mining Corp.	15,561	47
	Tredegar Corp.	4,015	44
*	Ur-Energy Inc.	16,590	25
			46,978
Consumer Discretionary (13.9%)
*,1	AMC Entertainment Holdings Inc. Class A	421,074	14,291
*	Avis Budget Group Inc.	39,754	10,916
	Macy's Inc.	256,478	7,310
*	Goodyear Tire & Rubber Co.	225,649	4,538
	TEGNA Inc.	180,392	3,563
*	Meritage Homes Corp.	28,759	3,246
*	Adient plc	67,393	2,861
*	Academy Sports & Outdoors Inc.	63,419	2,830
	Group 1 Automotive Inc.	14,371	2,799
*	Taylor Morrison Home Corp. Class A	87,573	2,720
*	Callaway Golf Co.	94,281	2,542
	MillerKnoll Inc.	60,724	2,304
	KB Home	55,953	2,238
*	Tri Pointe Homes Inc.	85,070	2,124
[1]	PROG Holdings Inc.	45,664	2,060
*	Vista Outdoor Inc.	47,060	2,055
*	BJ's Wholesale Club Holdings Inc.	28,318	1,873
	Rush Enterprises Inc. Class A	35,920	1,830
	John Wiley & Sons Inc. Class A	35,169	1,828
	Graham Holdings Co. Class B	3,154	1,787
*	Spirit Airlines Inc.	81,117	1,696
*	Abercrombie & Fitch Co. Class A	45,856	1,651
	MDC Holdings Inc.	34,064	1,630
*	SkyWest Inc.	40,847	1,600
*	Knowles Corp.	72,568	1,576
*	ODP Corp.	38,993	1,472
*	KAR Auction Services Inc.	96,754	1,450
	Gray Television Inc.	69,798	1,439
*	Coursera Inc.	47,391	1,421
*	Madison Square Garden Entertainment Corp.	21,306	1,409
*	Bed Bath & Beyond Inc.	76,121	1,395
	Dillard's Inc. Class A	4,904	1,343
*	M/I Homes Inc.	23,382	1,307
	PriceSmart Inc.	17,848	1,280
	Jack in the Box Inc.	15,432	1,275
	HNI Corp.	31,845	1,258
*	Lions Gate Entertainment Corp. Class B	91,964	1,255
	La-Z-Boy Inc.	36,524	1,220
	Big Lots Inc.	27,911	1,211
*	Adtalem Global Education Inc.	40,699	1,208
	Dana Inc.	54,586	1,174
	Oxford Industries Inc.	12,122	1,158
*	SeaWorld Entertainment Inc.	18,780	1,108
	Strategic Education Inc.	19,977	1,069

		Shares	Market Value ($000)
*	G-III Apparel Group Ltd.	35,894	1,064
	Acushnet Holdings Corp.	19,522	1,062
*	Stride Inc.	31,034	1,059
*	iHeartMedia Inc. Class A	50,014	981
	Franchise Group Inc.	19,884	949
*	Clean Energy Fuels Corp.	127,436	914
	Signet Jewelers Ltd.	9,383	911
	Matthews International Corp. Class A	25,159	872
*	Central Garden & Pet Co. Class A	20,044	869
	EW Scripps Co. Class A	46,565	863
	Standard Motor Products Inc.	16,985	850
*	Clear Channel Outdoor Holdings Inc.	269,956	829
*	Revolve Group Inc.	10,828	825
	Steelcase Inc. Class A	72,841	815
	Laureate Education Inc. Class A	81,256	813
*	Zumiez Inc.	17,756	813
	Scholastic Corp.	21,552	811
*	Cars.com Inc.	48,297	806
	Sonic Automotive Inc. Class A	17,774	798
*	Sleep Number Corp.	9,716	775
*	Genesco Inc.	11,921	753
*	Hawaiian Holdings Inc.	41,197	753
*	Lions Gate Entertainment Corp. Class A	51,380	753
	Sinclair Broadcast Group Inc. Class A	31,699	740
*	Meredith Corp.	11,969	706
*	Cavco Industries Inc.	2,201	655
	Guess? Inc.	28,503	643
*	Tupperware Brands Corp.	40,354	631
	Century Communities Inc.	8,649	615
*	Dave & Buster's Entertainment Inc.	18,941	615
*	Imax Corp.	36,595	603
	Movado Group Inc.	13,101	588
*	Gannett Co. Inc.	114,395	585
	Aaron's Co. Inc.	26,266	583
	Monro Inc.	10,375	581
*	PowerSchool Holdings Inc. Class A	28,927	580
*,1	Canoo Inc.	47,506	569
*	Perdoceo Education Corp.	57,242	564
	Carriage Services Inc. Class A	10,856	562
*	TravelCenters of America Inc.	10,147	530
	Interface Inc. Class A	36,778	524
*	Urban Outfitters Inc.	16,523	523
*	WW International Inc.	29,745	500
	A-Mark Precious Metals Inc.	7,096	491
*	Beazer Homes USA Inc.	23,813	468
*	Fossil Group Inc.	39,110	467
	Winmark Corp.	1,801	454
*	AMC Networks Inc. Class A	11,593	448
*	Green Brick Partners Inc.	17,903	447
*	MarineMax Inc.	8,311	443
*	Chico's FAS Inc.	76,918	441
*	Boston Omaha Corp. Class A	14,701	421
	Ethan Allen Interiors Inc.	18,334	413
*	American Axle & Manufacturing Holdings Inc.	46,052	408
[1]	Big 5 Sporting Goods Corp.	16,935	402
*	Hovnanian Enterprises Inc. Class A	4,152	397
*	Stoneridge Inc.	17,977	392
*	Universal Electronics Inc.	10,811	391

		Shares	Market Value ($000)
	Entravision Communications Corp. Class A	50,396	374
*	Bluegreen Vacations Holding Class A	12,300	366
*	Lumber Liquidators Holdings Inc.	23,421	359
*	Daily Journal Corp.	982	358
*	Stagwell Inc.	46,417	358
*,1	Lordstown Motors Corp. Class A	70,392	329
*	Marcus Corp.	18,549	324
*	Conn's Inc.	14,523	318
*	Cooper-Standard Holdings Inc.	13,681	316
*	Container Store Group Inc.	25,856	301
	Kimball International Inc. Class B	29,380	301
*	American Public Education Inc.	15,131	286
*,1	Genius Brands International Inc.	229,570	285
*	Central Garden & Pet Co.	5,870	283
	Tilly's Inc. Class A	18,447	277
*	Lands' End Inc.	11,790	271
*	American Outdoor Brands Inc.	11,457	270
	Cato Corp. Class A	16,112	265
*	Motorcar Parts of America Inc.	15,575	250
*	Chuy's Holdings Inc.	8,627	247
*	Entercom Communications Corp. Class A	95,893	237
*	Cinemark Holdings Inc.	15,105	234
	Haverty Furniture Cos. Inc.	7,701	230
*	Fisker Inc.	10,596	227
*	Barnes & Noble Education Inc.	31,261	219
*	2U Inc.	9,049	215
	Hooker Furnishings Corp.	8,960	213
*	Vera Bradley Inc.	21,547	205
*	OneSpaWorld Holdings Ltd.	21,725	205
*	Mesa Air Group Inc.	27,888	197
*	El Pollo Loco Holdings Inc.	15,430	195
	Rocky Brands Inc.	5,274	187
	Rush Enterprises Inc. Class B	3,828	187
	Del Taco Restaurants Inc.	24,254	186
*	Shift Technologies Inc.	40,450	186
*	Alta Equipment Group Inc.	12,579	184
	Hibbett Inc.	2,271	177
*	Instructure Holdings Inc.	7,809	174
*	Legacy Housing Corp.	6,891	172
*	Denny's Corp.	12,157	168
	Johnson Outdoors Inc. Class A	1,608	167
*	CarLotz Inc.	56,441	167
	Superior Group of Cos. Inc.	7,334	164
	Lifetime Brands Inc.	10,064	163
*	Integral Ad Science Holding Corp.	7,260	163
*	iRobot Corp.	2,103	160
*	Traeger Inc.	12,219	158
	Rent-A-Center Inc.	3,534	156
	Flexsteel Industries Inc.	5,413	154
*	Fiesta Restaurant Group Inc.	14,437	135
*	Monarch Casino & Resort Inc.	1,990	134
*	VOXX International Corp. Class A	12,665	130
*,1	CuriosityStream Inc.	17,428	126
*,1	Weber Inc. Class A	9,185	124
*	Torrid Holdings Inc.	7,565	123
	National CineMedia Inc.	43,751	122
*	Nautilus Inc.	17,825	122
*	Lazydays Holdings Inc.	5,976	121

		Shares	Market Value ($000)
*	Snap One Holdings Corp.	5,299	116
*	European Wax Center Inc. Class A	4,304	116
	Bassett Furniture Industries Inc.	7,578	115
*,1	XL Fleet Corp.	24,333	110
	Escalade Inc.	6,150	105
*	Houghton Mifflin Harcourt Co.	6,310	98
*	Biglari Holdings Inc. Class B	672	95
	Global Industrial Co.	2,361	95
*	Eros STX Global Corp.	258,270	94
*	Hall of Fame Resort & Entertainment Co.	44,711	83
*	Romeo Power Inc.	20,589	82
	Carrols Restaurant Group Inc.	27,148	78
*	Emerald Holding Inc.	19,641	78
*	America's Car-Mart Inc.	774	76
[1]	Krispy Kreme Inc.	5,199	76
*	F45 Training Holdings Inc.	6,987	74
	Sturm Ruger & Co. Inc.	992	71
*	Revlon Inc. Class A	6,005	68
*	Xponential Fitness Inc. Class A	3,428	67
*	Stonemor Inc.	26,180	64
*	Fluent Inc.	33,705	63
	Buckle Inc.	1,311	62
*	Landsea Homes Corp.	8,211	62
*	Turtle Beach Corp.	2,225	60
*	Drive Shack Inc.	34,728	59
	Hamilton Beach Brands Holding Co. Class A	3,686	55
*	Chicken Soup For The Soul Entertainment Inc.	3,965	52
*	Thryv Holdings Inc.	1,336	52
*	Tenneco Inc. Class A	4,892	51
	Shoe Carnival Inc.	1,248	49
*	Outbrain Inc.	3,279	49
	NL Industries Inc.	7,877	48
*	BJ's Restaurants Inc.	1,353	40
	Nathan's Famous Inc.	604	37
	CompX International Inc.	1,550	35
*	Liberty TripAdvisor Holdings Inc. Class A	13,506	29
*	Portillo's Inc. Class A	369	15
*	Figs Inc. Class A	399	13
*	Eastman Kodak Co.	2,049	12
*	Dutch Bros Inc. Class A	187	10
*	First Watch Restaurant Group Inc.	470	9
*	Rent the Runway Inc. Class A	631	9
*	Sweetgreen Inc. Class A	216	8
*	Arhaus Inc.	732	7
*	Regis Corp.	2,095	6
*	Brilliant Earth Group Inc. Class A	397	6
*	Solo Brands Inc. Class A	313	5
*	Digital Media Solutions Inc. Class A	813	4
*	aka Brands Holding Corp.	298	4
*	Udemy Inc.	145	4
*	Allbirds Inc. Class A	149	3
*	Lulu's Fashion Lounge Holdings Inc.	232	3
			162,045
Consumer Staples (2.6%)
*	Simply Good Foods Co.	65,053	2,405
	Primo Water Corp.	127,707	2,122
*	United Natural Foods Inc.	42,645	2,120
	Edgewell Personal Care Co.	44,150	1,875

		Shares	Market Value ($000)
*	Hostess Brands Inc. Class A	106,881	1,816
[1]	B&G Foods Inc.	51,985	1,566
	Vector Group Ltd.	100,631	1,564
*	TreeHouse Foods Inc.	42,327	1,553
*	Sprouts Farmers Market Inc.	51,837	1,372
	Cal-Maine Foods Inc.	29,168	1,052
	Nu Skin Enterprises Inc. Class A	22,401	983
	Universal Corp.	19,790	922
	Ingles Markets Inc. Class A	11,413	876
	Weis Markets Inc.	13,470	848
*	Chefs' Warehouse Inc.	23,799	739
	SpartanNash Co.	29,130	697
	Fresh Del Monte Produce Inc.	27,084	671
	ACCO Brands Corp.	75,782	626
*	Rite Aid Corp.	44,712	551
	Andersons Inc.	15,225	517
*	Mission Produce Inc.	26,762	474
	Sanderson Farms Inc.	2,369	445
*	Performance Food Group Co.	10,883	439
	Tootsie Roll Industries Inc.	12,665	398
*	Whole Earth Brands Inc.	30,398	321
	Lancaster Colony Corp.	1,880	275
*	BellRing Brands Inc. Class A	11,081	238
*	Seneca Foods Corp. Class A	5,257	225
*	HF Foods Group Inc.	29,095	208
	John B Sanfilippo & Son Inc.	2,460	203
*	Landec Corp.	21,286	169
	Nature's Sunshine Products Inc.	9,914	169
*	Beauty Health Co.	6,163	160
	Village Super Market Inc. Class A	6,931	147
	MGP Ingredients Inc.	1,875	146
	Oil-Dri Corp. of America	4,195	140
*	Duckhorn Portfolio Inc.	7,298	140
	Limoneira Co.	9,230	135
*	Veru Inc.	14,582	109
	Natural Grocers by Vitamin Cottage Inc.	7,507	97
*	AquaBounty Technologies Inc.	28,417	74
	PetMed Express Inc.	2,235	61
*	NewAge Inc.	47,738	54
*	Honest Co. Inc.	5,843	50
*	Zevia PBC Class A	2,575	20
*	Laird Superfood Inc.	1,142	15
*	Sovos Brands Inc.	908	14
*	Vita Coco Co. Inc.	472	6
*	Real Good Food Co. Inc.	187	2
			29,809
Energy (6.8%)
	Ovintiv Inc. (XNYS)	202,043	7,023
	Chesapeake Energy Corp.	80,534	4,795
	PDC Energy Inc.	81,209	4,095
*	Range Resources Corp.	195,201	3,818
*	Antero Resources Corp.	205,406	3,607
	Equitrans Midstream Corp.	333,135	3,205
	Murphy Oil Corp.	119,403	3,174
	SM Energy Co.	98,116	2,845
*	ChampionX Corp.	135,188	2,759
	California Resources Corp.	67,354	2,632
*	CNX Resources Corp.	176,414	2,406

		Shares	Market Value ($000)
*	Whiting Petroleum Corp.	32,146	2,080
	Arcosa Inc.	39,578	2,025
	Helmerich & Payne Inc.	86,215	1,936
*	Renewable Energy Group Inc.	36,667	1,752
	Civitas Resources Inc.	34,207	1,748
*	Green Plains Inc.	38,901	1,504
*	Array Technologies Inc.	79,795	1,438
	World Fuel Services Corp.	50,684	1,267
	Patterson-UTI Energy Inc.	152,996	1,080
*	Golar LNG Ltd.	83,669	987
*	PBF Energy Inc. Class A	78,396	982
*	Gevo Inc.	158,568	912
	Northern Oil and Gas Inc.	42,680	870
*	Oceaneering International Inc.	80,906	865
*	Delek US Holdings Inc.	53,419	838
	Archrock Inc.	109,642	810
	Warrior Met Coal Inc.	37,684	810
*	Centennial Resource Development Inc. Class A	128,723	802
	Arch Resources Inc.	9,870	765
*	NOW Inc.	89,658	750
	Brigham Minerals Inc. Class A	35,469	736
*	Peabody Energy Corp.	65,386	651
*	CONSOL Energy Inc.	27,810	610
*	Comstock Resources Inc.	74,423	602
*	Bristow Group Inc.	19,249	572
*	ProPetro Holding Corp.	69,449	571
*	Dril-Quip Inc.	29,355	561
*	FuelCell Energy Inc.	60,570	526
*	Nabors Industries Ltd. (XNYS)	5,756	469
*	NexTier Oilfield Solutions Inc.	125,640	452
*	MRC Global Inc.	65,497	451
*	Liberty Oilfield Services Inc. Class A	48,706	448
	Berry Corp.	54,803	446
*	Laredo Petroleum Inc.	7,464	440
*	Centrus Energy Corp. Class A	7,887	438
*,1	Aemetis Inc.	22,141	415
	SunCoke Energy Inc.	67,635	412
*	REX American Resources Corp.	4,319	393
*	SunPower Corp.	13,338	382
	CVR Energy Inc.	24,054	375
*	Tidewater Inc.	34,125	356
*	Helix Energy Solutions Group Inc.	116,341	354
*	Ranger Oil Corp. Class A	12,522	337
*	National Energy Services Reunited Corp.	31,067	308
	Oasis Petroleum Inc.	2,453	294
*	American Superconductor Corp.	22,852	292
*	Select Energy Services Inc. Class A	50,314	288
*	Expro Group Holdings NV	19,315	271
*	W&T Offshore Inc.	76,310	262
*	Talos Energy Inc.	25,365	253
*	Oil States International Inc.	49,251	249
*	RPC Inc.	54,739	221
*	Callon Petroleum Co.	4,349	221
*	Newpark Resources Inc.	72,535	198
*	FTS International Inc. Class A	7,228	190
*	Matrix Service Co.	21,197	184
*	Earthstone Energy Inc. Class A	16,152	165
	Altus Midstream Co. Class A	2,436	154

		Shares	Market Value ($000)
	Solaris Oilfield Infrastructure Inc. Class A	18,527	127
*	Par Pacific Holdings Inc.	5,376	73
*	TETRA Technologies Inc.	22,946	60
	HighPeak Energy Inc.	4,058	55
	Riley Exploration Permian Inc.	1,638	29
*	Beam Global	1,018	27
*	Advent Technologies Holdings Inc.	3,387	26
	Falcon Minerals Corp.	5,491	25
*	Fluence Energy Inc.	426	13
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,380	11
			79,573
Financials (26.1%)
	SouthState Corp.	56,910	4,447
	Valley National Bancorp	326,987	4,395
	Glacier Bancorp Inc.	79,281	4,305
	CIT Group Inc.	80,884	3,968
	Blackstone Mortgage Trust Inc. Class A	128,420	3,853
	Cadence Bank	128,694	3,760
	Essent Group Ltd.	90,223	3,751
*	Marathon Digital Holdings Inc.	73,283	3,743
	Selective Insurance Group Inc.	48,525	3,666
	United Bankshares Inc.	102,127	3,649
	UMB Financial Corp.	35,744	3,595
	Hancock Whitney Corp.	70,716	3,379
	Radian Group Inc.	152,017	3,097
	Community Bank System Inc.	43,773	3,093
	Chimera Investment Corp.	192,293	3,057
	BankUnited Inc.	76,071	3,015
	Walker & Dunlop Inc.	21,376	3,007
	Home BancShares Inc.	124,203	2,972
	Independent Bank Corp. (XNGS)	37,378	2,955
	Associated Banc-Corp.	123,393	2,702
	Navient Corp.	134,426	2,652
	Ameris Bancorp	54,317	2,644
	Federated Hermes Inc.	77,408	2,609
*	LendingClub Corp.	79,639	2,606
	Cathay General Bancorp	60,917	2,553
	Simmons First National Corp. Class A	87,551	2,549
	Pacific Premier Bancorp Inc.	64,934	2,516
	United Community Banks Inc.	70,857	2,428
	Old National Bancorp	135,221	2,388
*	Axos Financial Inc.	41,993	2,377
	Piper Sandler Cos.	14,301	2,370
	CNO Financial Group Inc.	104,098	2,359
*	Mr Cooper Group Inc.	57,905	2,274
	American Equity Investment Life Holding Co.	67,497	2,270
*	Enstar Group Ltd.	10,136	2,261
	First BanCorp. (XNYS)	167,716	2,229
	Eastern Bankshares Inc.	110,479	2,224
	Independent Bank Group Inc.	30,666	2,129
	Columbia Banking System Inc.	64,261	2,112
	Fulton Financial Corp.	129,819	2,050
*	Cannae Holdings Inc.	69,199	2,046
	Atlantic Union Bankshares Corp.	62,583	2,035
	CVB Financial Corp.	105,728	2,020
	Flagstar Bancorp Inc.	42,497	1,978
	Arbor Realty Trust Inc.	110,884	1,946
	FirstCash Inc.	29,976	1,914

		Shares	Market Value ($000)
	WSFS Financial Corp.	38,442	1,911
	International Bancshares Corp.	43,847	1,842
	First Midwest Bancorp Inc.	93,012	1,835
	Washington Federal Inc.	55,103	1,790
	Investors Bancorp Inc.	119,695	1,782
	First Financial Bancorp	77,151	1,774
	Sandy Spring Bancorp Inc.	37,750	1,772
	Hilltop Holdings Inc.	52,014	1,770
	First Merchants Corp.	44,090	1,759
	PennyMac Financial Services Inc.	26,776	1,696
	WesBanco Inc.	51,775	1,685
	Towne Bank	54,728	1,674
	Renasant Corp.	45,191	1,646
	Banner Corp.	28,360	1,624
	Goosehead Insurance Inc. Class A	12,129	1,593
*	Genworth Financial Inc. Class A	414,715	1,584
*	PRA Group Inc.	36,947	1,569
	Heartland Financial USA Inc.	32,795	1,558
	Trustmark Corp.	50,876	1,557
	Apollo Commercial Real Estate Finance Inc.	114,496	1,549
	MFA Financial Inc.	360,900	1,548
	Stewart Information Services Corp.	21,724	1,547
	Park National Corp.	11,739	1,527
	Seacoast Banking Corp. of Florida	44,890	1,516
	Bank of NT Butterfield & Son Ltd.	41,076	1,513
	Two Harbors Investment Corp.	254,930	1,499
	Provident Financial Services Inc.	61,994	1,459
	Eagle Bancorp Inc.	25,791	1,453
*	Texas Capital Bancshares Inc.	25,682	1,446
*,1	Encore Capital Group Inc.	24,616	1,436
	Great Western Bancorp Inc.	42,455	1,424
	Argo Group International Holdings Ltd.	25,781	1,399
	Hope Bancorp Inc.	97,219	1,395
	Moelis & Co. Class A	22,509	1,380
	iStar Inc.	56,252	1,369
	First Interstate BancSystem Inc. Class A	33,392	1,362
	Enterprise Financial Services Corp.	29,005	1,345
	Northwest Bancshares Inc.	100,111	1,329
	Veritex Holdings Inc.	33,421	1,324
	Lakeland Financial Corp.	18,587	1,313
*	Customers Bancorp Inc.	22,267	1,283
	B Riley Financial Inc.	16,455	1,274
	Horace Mann Educators Corp.	34,046	1,262
*	NMI Holdings Inc. Class A	64,239	1,259
	First Bancorp (XNGS)	28,096	1,249
	NBT Bancorp Inc.	34,484	1,245
	BGC Partners Inc. Class A	271,793	1,215
	Capitol Federal Financial Inc.	106,234	1,207
*	Bancorp Inc.	42,548	1,203
	Nelnet Inc. Class A	13,923	1,200
	Redwood Trust Inc.	92,273	1,183
	First Commonwealth Financial Corp.	77,867	1,170
	New York Mortgage Trust Inc.	310,487	1,158
	American National Group Inc.	6,096	1,154
	Westamerica BanCorp.	21,389	1,150
*	Enova International Inc.	29,507	1,125
	PennyMac Mortgage Investment Trust	64,473	1,120
	Meta Financial Group Inc.	18,139	1,084

		Shares	Market Value ($000)
	FB Financial Corp.	24,820	1,065
	Berkshire Hills Bancorp Inc.	39,816	1,064
	First Busey Corp.	41,316	1,062
	Ladder Capital Corp. Class A	92,934	1,059
	Southside Bancshares Inc.	25,354	1,033
	National Bank Holdings Corp. Class A	24,032	1,024
	OFG Bancorp	41,582	1,002
	ProAssurance Corp.	43,536	1,001
	OceanFirst Financial Corp.	48,314	996
	ConnectOne Bancorp Inc.	30,456	990
	City Holding Co.	12,430	975
	Stock Yards Bancorp Inc.	16,193	969
	Dime Community Bancshares Inc.	28,232	968
	Brookline Bancorp Inc.	62,457	964
	TriCo Bancshares	22,539	950
	Broadmark Realty Capital Inc.	105,302	948
	S&T Bancorp Inc.	31,493	942
	Safety Insurance Group Inc.	11,844	915
	Federal Agricultural Mortgage Corp. Class C	7,437	905
	Tompkins Financial Corp.	11,522	901
	Employers Holdings Inc.	23,282	899
	BancFirst Corp.	13,996	891
	Premier Financial Corp.	30,141	886
	Banc of California Inc.	45,017	882
	First Foundation Inc.	32,579	828
	AMERISAFE Inc.	15,577	827
	HomeStreet Inc.	16,508	815
	Cowen Inc. Class A	23,010	814
	German American Bancorp Inc.	20,274	793
	Preferred Bank	11,224	765
	Washington Trust Bancorp Inc.	13,931	750
	State Auto Financial Corp.	14,331	737
*	World Acceptance Corp.	3,543	728
	Ready Capital Corp.	47,077	723
	Bryn Mawr Bank Corp.	16,107	718
	Lakeland Bancorp Inc.	39,774	712
	Invesco Mortgage Capital Inc.	236,771	710
*	TriState Capital Holdings Inc.	23,535	704
*	StoneX Group Inc.	12,478	701
	Heritage Financial Corp.	28,861	676
	Horizon Bancorp Inc.	34,813	675
	QCR Holdings Inc.	12,510	675
	James River Group Holdings Ltd.	25,455	673
	ARMOUR Residential REIT Inc.	67,934	665
	Univest Financial Corp.	23,518	648
	Brightspire Capital Inc. Class A	68,673	642
	First Bancorp Inc. (XNMS)	16,467	640
	Peoples Bancorp Inc.	20,727	639
	Ellington Financial Inc.	38,476	638
	1st Source Corp.	13,758	636
	Origin Bancorp Inc.	14,935	630
*	Nicolet Bankshares Inc.	8,815	629
	Allegiance Bancshares Inc.	15,479	626
	Northfield Bancorp Inc.	36,845	621
*	Amerant Bancorp Inc.	21,973	619
	Central Pacific Financial Corp.	22,488	602
	TPG RE Finance Trust Inc.	48,903	597
	Houlihan Lokey Inc. Class A	5,379	584

		Shares	Market Value ($000)
	First Mid Bancshares Inc.	13,576	571
	Flushing Financial Corp.	23,982	566
	HarborOne Bancorp Inc.	40,315	560
	Hanmi Financial Corp.	24,818	558
*	Ambac Financial Group Inc.	36,986	553
*	Metropolitan Bank Holding Corp.	5,821	553
*	SiriusPoint Ltd.	71,868	553
	Camden National Corp.	11,999	550
	Granite Point Mortgage Trust Inc.	44,546	549
	ServisFirst Bancshares Inc.	6,784	545
	KKR Real Estate Finance Trust Inc.	26,391	544
	Community Trust Bancorp Inc.	12,663	532
	Kearny Financial Corp.	41,845	532
	Byline Bancorp Inc.	20,453	531
	Heritage Commerce Corp.	47,550	521
	HCI Group Inc.	4,637	512
	TrustCo Bank Corp. NY	15,389	503
	Cambridge Bancorp	5,546	492
	Peapack-Gladstone Financial Corp.	14,726	487
	Great Southern Bancorp Inc.	8,621	480
	Diamond Hill Investment Group Inc.	2,473	475
	Dynex Capital Inc.	27,857	466
*	MBIA Inc.	38,988	459
	Orchid Island Capital Inc.	100,593	455
	Bank of Marin Bancorp	12,976	450
	First Community Bankshares Inc.	13,727	449
*	Atlantic Capital Bancshares Inc.	15,997	447
	Farmers National Banc Corp.	25,059	441
	Hingham Institution for Savings	1,123	439
	Business First Bancshares Inc.	15,763	433
*	MoneyGram International Inc.	73,081	433
	Mercantile Bank Corp.	12,694	426
	National Western Life Group Inc. Class A	2,092	426
	Midland States Bancorp Inc.	17,654	420
	First Financial Corp.	9,621	418
	CBTX Inc.	14,981	416
	Reliant Bancorp Inc.	12,382	412
	Banco Latinoamericano de Comercio Exterior SA Class E	25,199	410
*	Blucora Inc.	24,949	404
	Republic Bancorp Inc. Class A	7,685	394
	Financial Institutions Inc.	12,739	392
*	Franklin BSP Realty Trust Inc. REIT	25,523	392
	First of Long Island Corp.	18,625	390
	Arrow Financial Corp.	11,247	388
	Independent Bank Corp.	16,987	383
	Bank First Corp.	5,436	382
*	Columbia Financial Inc.	20,439	373
	HomeTrust Bancshares Inc.	12,355	371
*	Assetmark Financial Holdings Inc.	14,586	370
	Alerus Financial Corp.	12,270	369
	Oppenheimer Holdings Inc. Class A	7,497	368
	Merchants Bancorp	8,057	367
	First Financial Bankshares Inc.	7,298	364
*	Oportun Financial Corp.	16,957	364
	Mid Penn Bancorp Inc.	11,545	363
	MidWestOne Financial Group Inc.	11,766	362
	Equity Bancshares Inc. Class A	11,002	358
	United Fire Group Inc.	17,093	358

		Shares	Market Value ($000)
	Capstar Financial Holdings Inc.	16,636	347
	CNB Financial Corp.	13,081	345
	Bar Harbor Bankshares	12,013	343
	Waterstone Financial Inc.	16,539	343
	Southern Missouri Bancorp Inc.	6,299	336
	Universal Insurance Holdings Inc.	22,025	332
	West BanCorp. Inc.	10,656	331
	MVB Financial Corp.	8,000	329
	First Internet Bancorp	7,555	327
	Sculptor Capital Management Inc. Class A	17,588	319
	American National Bankshares Inc.	8,634	316
	Citizens & Northern Corp.	12,724	315
	Metrocity Bankshares Inc.	11,685	314
*	eHealth Inc.	13,983	309
*	Carter Bankshares Inc.	21,290	309
*	Blue Foundry Bancorp	21,216	309
	Primis Financial Corp.	19,697	301
	Enterprise Bancorp Inc.	7,539	297
*	EZCorp. Inc. Class A	40,066	297
	Civista Bancshares Inc.	12,361	291
	Capital City Bank Group Inc.	10,954	290
	SmartFinancial Inc.	11,246	289
	Spirit of Texas Bancshares Inc.	10,406	289
	Sierra Bancorp	11,417	287
	Old Second Bancorp Inc.	22,570	279
*	CrossFirst Bankshares Inc.	19,765	277
	Peoples Financial Services Corp.	5,715	271
	First Bancorp Inc. (XNGS)	8,426	255
	Home Bancorp Inc.	6,227	252
	RBB Bancorp	10,305	252
	Tiptree Inc.	19,312	252
	RLI Corp.	2,442	251
	Blue Ridge Bankshares Inc.	14,074	251
*	Southern First Bancshares Inc.	4,106	240
	Guaranty Bancshares Inc.	6,487	238
	PJT Partners Inc. Class A	3,097	236
	Regional Management Corp.	4,086	231
	Summit Financial Group Inc.	9,250	231
*	Citizens Inc. Class A	40,574	230
*	Bridgewater Bancshares Inc.	13,383	229
	Provident Bancorp Inc.	12,431	225
	Great Ajax Corp.	17,663	223
*	Howard Bancorp Inc.	10,720	221
	South Plains Financial Inc.	8,650	216
*	Ocwen Financial Corp.	6,648	212
	Orrstown Financial Services Inc.	8,864	207
	PCSB Financial Corp.	11,085	202
	Northrim BanCorp Inc.	4,928	200
	Independence Holding Co.	3,484	197
	Red River Bancshares Inc.	3,695	195
	Amalgamated Financial Corp.	11,546	195
	FS Bancorp Inc.	5,956	193
	Investors Title Co.	891	192
	First Bank	12,677	183
	Macatawa Bank Corp.	21,406	180
	WisdomTree Investments Inc.	28,178	173
*	Maiden Holdings Ltd.	56,521	170
	Capital Bancorp Inc.	6,305	168

		Shares	Market Value ($000)
	Fidelity D&D Bancorp Inc.	3,264	167
	Luther Burbank Corp.	11,955	165
	Donegal Group Inc. Class A	11,964	163
*	Triumph Bancorp Inc.	1,278	163
	AFC Gamma Inc.	7,293	158
	Marlin Business Services Corp.	6,601	152
*	Greenlight Capital Re Ltd. Class A	22,100	149
	HBT Financial Inc.	7,826	141
*	NI Holdings Inc.	6,946	129
	Heritage Insurance Holdings Inc.	19,009	127
*	Pioneer Bancorp Inc.	10,105	126
*	Republic First Bancorp Inc.	36,337	123
*	Finance of America Cos. Inc. Class A	29,452	121
*	Trean Insurance Group Inc.	14,323	120
*	Coastal Financial Corp.	2,440	107
	Crawford & Co. Class A	13,694	100
[1]	Angel Oak Mortgage Inc.	5,731	93
*	Velocity Financial LLC	6,935	84
	Five Star Bancorp	2,678	80
*	MetroMile Inc.	29,797	76
	United Insurance Holdings Corp.	15,538	64
	Associated Capital Group Inc. Class A	1,311	52
	GCM Grosvenor Inc. Class A	3,834	44
	Home Point Capital Inc.	6,180	24
	GAMCO Investors Inc. Class A	490	12
*	P10 Inc. Class A	561	8
*	US Century Bank Class A	122	2
*	Clearwater Analytics Holdings Inc. Class A	111	2
			304,697
Health Care (9.8%)
*	Tenet Healthcare Corp.	76,276	5,558
*	Option Care Health Inc.	122,422	3,099
*	Arena Pharmaceuticals Inc.	45,612	2,485
*	Prestige Consumer Healthcare Inc.	40,924	2,290
*	Veracyte Inc.	55,066	2,284
*	Integer Holdings Corp.	26,781	2,136
*	Invitae Corp.	121,538	2,066
*	Pacific Biosciences of California Inc.	86,141	1,999
*	Magellan Health Inc.	19,357	1,835
*	Emergent BioSolutions Inc.	40,035	1,766
*	Ligand Pharmaceuticals Inc.	10,800	1,749
*	Agios Pharmaceuticals Inc.	48,522	1,728
*	Biohaven Pharmaceutical Holding Co. Ltd.	14,953	1,678
	Patterson Cos. Inc.	52,307	1,646
*	Myriad Genetics Inc.	63,617	1,645
*	Arcus Biosciences Inc.	37,023	1,622
*	BioCryst Pharmaceuticals Inc.	130,701	1,576
*	ChemoCentryx Inc.	40,987	1,487
*	Fulgent Genetics Inc.	14,757	1,380
*	Evolent Health Inc. Class A	50,312	1,308
*	OPKO Health Inc.	327,185	1,286
*	Travere Thrapeutics Inc.	44,261	1,264
*	Turning Point Therapeutics Inc.	33,129	1,261
*	Lantheus Holdings Inc.	46,941	1,257
*	Enanta Pharmaceuticals Inc.	14,095	1,244
*	Inovio Pharmaceuticals Inc.	168,980	1,223
*	Supernus Pharmaceuticals Inc.	39,868	1,195
*	Bridgebio Pharma Inc.	29,336	1,188

		Shares	Market Value ($000)
*	Avanos Medical Inc.	39,054	1,178
*	REVOLUTION Medicines Inc.	42,276	1,169
*	AdaptHealth Corp. Class A	58,351	1,145
*	Atara Biotherapeutics Inc.	61,358	1,098
*	Endo International plc	188,036	1,053
*	IVERIC bio Inc.	67,670	989
*	American Well Corp. Class A	149,236	970
*	ModivCare Inc.	6,831	936
*	Brookdale Senior Living Inc.	150,423	882
*	MannKind Corp.	180,307	835
*	AngioDynamics Inc.	30,101	775
*	Varex Imaging Corp.	27,039	772
*	Krystal Biotech Inc.	9,375	755
*	Vanda Pharmaceuticals Inc.	44,519	721
*	Kura Oncology Inc.	51,304	716
*	MEDNAX Inc.	29,059	714
*	NextGen Healthcare Inc.	45,635	707
*	LivaNova plc	8,505	682
*	Arcturus Therapeutics Holdings Inc.	17,167	682
*	Haemonetics Corp.	13,007	667
	National HealthCare Corp.	10,204	658
*	Triple-S Management Corp. Class B	18,477	656
*	Multiplan Corp.	158,963	642
*	Addus HomeCare Corp.	7,181	626
*	Natus Medical Inc.	27,434	620
*	Meridian Bioscience Inc.	30,793	613
*	Allogene Therapeutics Inc.	33,023	611
*	iTeos Therapeutics Inc.	16,426	580
*	Avidity Biosciences Inc.	25,490	569
*	Sutro Biopharma Inc.	32,869	561
*	Bluebird Bio Inc.	54,991	556
*	Catalyst Pharmaceuticals Inc.	78,966	553
*	Gossamer Bio Inc.	50,618	549
*	OraSure Technologies Inc.	58,200	543
*	Innoviva Inc.	31,505	527
*	Zogenix Inc.	45,927	517
*	AnaptysBio Inc.	15,678	507
	Healthcare Services Group Inc.	28,952	507
*	REGENXBIO Inc.	15,347	491
*	2seventy bio Inc.	18,328	483
*	Vaxcyte Inc.	23,616	481
*	Cara Therapeutics Inc.	36,152	477
*	HealthStream Inc.	20,552	477
*	Orthofix Medical Inc.	15,404	472
*	Seer Inc. Class A	20,907	466
*	Anika Therapeutics Inc.	11,739	459
*	ImmunoGen Inc.	72,770	449
*	Ideaya Biosciences Inc.	20,275	446
*	Syndax Pharmaceuticals Inc.	27,653	442
*	Chinook Therapeutics Inc.	27,520	441
*	Gritstone bio Inc.	32,833	433
*	NGM Biopharmaceuticals Inc.	23,223	419
*	Praxis Precision Medicines Inc.	24,270	415
*	Annexon Inc.	25,375	413
*	Amphastar Pharmaceuticals Inc.	21,077	412
	Owens & Minor Inc.	10,270	411
*	MeiraGTx Holdings plc	22,710	402
*	Forma Therapeutics Holdings Inc.	27,466	398

		Shares	Market Value ($000)
*	Kinnate Biopharma Inc.	19,926	398
*	Kezar Life Sciences Inc.	27,988	388
*	Atea Pharmaceuticals Inc.	47,723	386
*	ImmunityBio Inc.	49,428	385
*	Geron Corp. (XNGS)	245,459	363
*	Personalis Inc.	26,729	362
*	Cullinan Oncology Inc.	19,805	357
*	Athira Pharma Inc.	26,250	354
*	4D Molecular Therapeutics Inc.	15,384	354
*	Tivity Health Inc.	14,711	350
*	Dyne Therapeutics Inc.	24,433	347
*	UFP Technologies Inc.	5,148	344
*	Altimmune Inc.	32,765	344
*	Computer Programs and Systems Inc.	11,445	337
*	Arcutis Biotherapeutics Inc.	20,257	336
*	Adagio Therapeutics Inc.	7,095	334
*	Prothena Corp. plc	6,555	329
*	ANI Pharmaceuticals Inc.	7,977	328
*	Kronos Bio Inc.	27,797	328
*	Rhythm Pharmaceuticals Inc.	35,825	321
*	Fulcrum Therapeutics Inc.	21,719	315
*	Provention Bio Inc.	45,138	312
*	Celldex Therapeutics Inc.	8,034	306
*	ORIC Pharmaceuticals Inc.	21,824	302
*	Blueprint Medicines Corp.	3,104	299
*	Viking Therapeutics Inc.	54,450	289
*	Merit Medical Systems Inc.	4,587	288
	Utah Medical Products Inc.	2,474	276
*	EyePoint Pharmaceuticals Inc.	17,198	272
*	Fluidigm Corp.	55,159	254
*	Reata Pharmaceuticals Inc. Class A	2,923	250
*	SQZ Biotechnologies Co.	18,516	244
*	Eagle Pharmaceuticals Inc.	5,055	241
*	Prometheus Biosciences Inc.	8,014	238
*	Lineage Cell Therapeutics Inc.	103,408	234
*	Akebia Therapeutics Inc.	84,672	230
*	Passage Bio Inc.	30,165	220
*	Neogen Corp.	5,343	214
*	Replimune Group Inc.	7,451	212
*	MiMedx Group Inc.	30,012	210
*	Jounce Therapeutics Inc.	26,825	206
*	Aeglea BioTherapeutics Inc.	32,881	205
*,1	Atossa Therapeutics Inc.	88,484	201
*	Selecta Biosciences Inc.	65,289	196
*	Cymabay Therapeutics Inc.	56,517	187
*	Arbutus Biopharma Corp.	57,007	182
*	Nkarta Inc.	11,476	182
*	Apria Inc.	6,480	182
*	Adicet Bio Inc.	17,034	181
*	Verve Therapeutics Inc.	5,302	181
*	Cytokinetics Inc.	4,525	178
*	Asensus Surgical Inc.	131,692	177
*	Cardiff Oncology Inc.	30,973	174
*	Homology Medicines Inc.	34,105	172
*	SeaSpine Holdings Corp.	12,763	171
*	Cogent Biosciences Inc.	21,612	171
*	DarioHealth Corp.	10,964	171
*	G1 Therapeutics Inc.	13,119	169

		Shares	Market Value ($000)
*	Bolt Biotherapeutics Inc.	18,070	168
*	Instil Bio Inc.	7,587	167
*	Surface Oncology Inc.	28,644	165
*	Vor BioPharma Inc.	14,193	164
*	Poseida Therapeutics Inc.	23,413	163
*	Eiger BioPharmaceuticals Inc.	26,058	160
*	Community Health Systems Inc.	13,139	158
*	Foghorn Therapeutics Inc.	13,548	157
*,1	Citius Pharmaceuticals Inc.	92,394	156
*	Relay Therapeutics Inc.	5,187	153
	XBiotech Inc.	12,047	152
*	Lexicon Pharmaceuticals Inc.	33,033	151
*	Akouos Inc.	19,535	150
*	Castlight Health Inc. Class B	97,048	149
*	Kiniksa Pharmaceuticals Ltd. Class A	12,843	149
*	Tonix Pharmaceuticals Holding Corp.	310,615	146
*	CorMedix Inc.	27,937	139
*	Recursion Pharmaceuticals Inc. Class A	7,269	139
*	Frequency Therapeutics Inc.	26,028	133
*	Immunic Inc.	15,632	133
*	iBio Inc.	175,745	131
*	TCR2 Therapeutics Inc.	25,210	130
*	Sorrento Therapeutics Inc.	21,275	127
*	Adverum Biotechnologies Inc.	70,643	123
*	Viemed Healthcare Inc.	24,209	122
*	NanoString Technologies Inc.	2,951	121
*	Caribou Biosciences Inc.	6,398	119
*	Neoleukin Therapeutics Inc.	21,949	118
*	Crinetics Pharmaceuticals Inc.	4,192	115
*	Ikena Oncology Inc.	8,057	115
*	Mustang Bio Inc.	56,634	114
*	Silverback Therapeutics Inc.	16,197	114
*	Avrobio Inc.	29,468	113
*	Sensei Biotherapeutics Inc.	16,440	113
*	Mersana Therapeutics Inc.	16,625	112
*	Black Diamond Therapeutics Inc.	18,540	111
*	LifeStance Health Group Inc.	13,857	110
*	Akero Therapeutics Inc.	5,143	109
*	Viracta Therapeutics Inc.	23,090	107
*	Chimerix Inc.	16,799	106
*	Oncternal Therapeutics Inc.	36,004	106
*	89bio Inc.	7,933	105
*	Olema Pharmaceuticals Inc.	11,206	98
*	Erasca Inc.	6,819	97
*	Syros Pharmaceuticals Inc.	24,165	96
*	Inozyme Pharma Inc.	11,783	94
*	KemPharm Inc.	11,952	94
*	Icosavax Inc.	4,454	94
*	Scholar Rock Holding Corp.	3,501	93
*	XOMA Corp.	4,550	93
*	Finch Therapeutics Group Inc.	5,611	93
*	Oncorus Inc.	16,622	92
*	Tenaya Therapeutics Inc.	4,624	91
*	Oyster Point Pharma Inc.	8,550	89
*	Avid Bioservices Inc.	2,835	87
*	Solid Biosciences Inc.	48,797	85
*	Sangamo Therapeutics Inc.	9,955	83
*	Immunovant Inc.	10,836	83

		Shares	Market Value ($000)
*	Vera Therapeutics Inc.	2,291	82
*	Bioventus Inc. Class A	6,451	80
*	Design Therapeutics Inc.	4,579	77
*,1	Janux Therapeutics Inc.	4,331	77
*	FibroGen Inc.	6,031	76
*	Atreca Inc. Class A	21,138	76
*	Nuvalent Inc. Class A	3,557	76
*	Invacare Corp.	27,346	75
*	Century Therapeutics Inc.	3,892	74
*	Monte Rosa Therapeutics Inc.	3,811	74
*	Lyell Immunopharma Inc.	7,689	73
*	Imago Biosciences Inc.	3,183	71
*	Nuvation Bio Inc.	7,820	70
*	Sana Biotechnology Inc.	3,579	68
*	MacroGenics Inc.	3,831	67
*	Albireo Pharma Inc.	2,806	67
*	Vaxart Inc.	8,469	67
*	Nurix Therapeutics Inc.	2,266	65
*	Day One Biopharmaceuticals Inc.	3,511	65
*	CryoLife Inc.	3,684	63
*	Exagen Inc.	6,023	62
*	Immuneering Corp. Class A	2,720	62
*	Trevena Inc.	88,160	60
*	Portage Biotech Inc.	4,091	60
*	Castle Biosciences Inc.	1,411	58
*	Talis Biomedical Corp.	11,743	55
*	UroGen Pharma Ltd.	4,355	53
*	VBI Vaccines Inc.	17,571	53
*	CytomX Therapeutics Inc.	7,871	52
*	Athenex Inc.	28,983	51
*	MaxCyte Inc.	5,109	51
*	Alphatec Holdings Inc.	4,459	50
*	Alpha Teknova Inc.	2,244	50
*	VistaGen Therapeutics Inc.	25,349	49
*	Absci Corp.	4,603	49
*	Graphite Bio Inc.	5,330	48
*	Cytek Biosciences Inc.	2,321	47
*	Aerovate Therapeutics Inc.	3,289	45
*	Curis Inc.	9,084	44
*	Singular Genomics Systems Inc.	3,753	43
*	Bright Health Group Inc.	12,787	43
*	Cyteir Therapeutics Inc.	2,610	43
*	Omega Therapeutics Inc.	2,357	43
*	Tarsus Pharmaceuticals Inc.	1,558	42
*	Applied Therapeutics Inc.	3,558	41
*	Taysha Gene Therapies Inc.	3,126	41
*	Gemini Therapeutics Inc.	14,979	41
*	Sigilon Therapeutics Inc.	10,637	40
*	Precigen Inc.	9,882	39
*	Deciphera Pharmaceuticals Inc.	4,421	38
*	Generation Bio Co.	2,205	38
*	Clene Inc.	6,152	35
*	Rallybio Corp.	2,734	35
*	Oncocyte Corp.	14,944	34
*	NexImmune Inc.	4,335	34
*	Shattuck Labs Inc.	3,893	33
*	Sight Sciences Inc.	1,556	33
*	Eliem Therapeutics Inc.	2,316	33

		Shares	Market Value ($000)
*	Rapid Micro Biosystems Inc. Class A	2,576	32
*	Theravance Biopharma Inc.	3,667	31
*	Talaris Therapeutics Inc.	2,391	31
*	Terns Pharmaceuticals Inc.	3,850	29
*	Werewolf Therapeutics Inc.	2,030	29
*	Harvard Bioscience Inc.	4,100	27
*	CEL-SCI Corp.	2,531	26
*	Rain Therapeutics Inc.	2,000	26
*	Kala Pharmaceuticals Inc.	13,099	25
*	SOC Telemed Inc. Class A	12,199	25
*	Athersys Inc.	23,020	24
*	Sientra Inc.	5,865	24
*	Convey Health Solutions Holdings Inc.	3,734	24
*	Acumen Pharmaceuticals Inc.	3,052	24
*	Pliant Therapeutics Inc.	1,633	23
*	Magenta Therapeutics Inc.	3,812	22
*	Spero Therapeutics Inc.	1,493	21
*	Mirum Pharmaceuticals Inc.	1,491	21
*	Hookipa Pharma Inc.	6,160	20
*	CVRx Inc.	1,756	20
*	Ardelyx Inc.	16,679	19
*	Spruce Biosciences Inc.	7,082	18
*	Doximity Inc. Class A	260	18
*	Sera Prognostics Inc. Class A	1,699	18
*	Codex DNA Inc.	2,468	17
*	Infinity Pharmaceuticals Inc.	7,445	16
*	Brooklyn ImmunoTherapeutics Inc.	2,429	15
*	RxSight Inc.	1,348	15
*,1	Impel Neuropharma Inc.	1,434	13
*	NantHealth Inc.	9,582	11
*	Reneo Pharmaceuticals Inc.	1,299	9
*	Neuronetics Inc.	2,113	8
*	Forian Inc.	745	6
*	Warby Parker Inc. Class A	111	6
*	Aura Biosciences Inc.	361	6
*	Avalo Therapeutics Inc.	2,433	5
*	IsoPlexis Corp.	439	5
*	Xilio Therapeutics Inc.	290	5
*	Candel Therapeutics Inc.	334	4
*	Kaleido Biosciences Inc.	837	3
*	In8bio Inc.	448	3
*	TScan Therapeutics Inc.	395	3
*	Cue Health Inc.	285	3
*	PROCEPT BioRobotics Corp.	98	3
*	Thorne HealthTech Inc.	405	3
*	Entrada Therapeutics Inc.	113	3
*	Lucid Diagnostics Inc.	374	3
*	Paragon 28 Inc.	182	3
*	Sonendo Inc.	281	3
*	Theseus Pharmaceuticals Inc.	181	3
*	Vaxxinity Inc. Class A	223	3
*	Minerva Surgical Inc.	310	2
*	Ventyx Biosciences Inc.	96	2
*,2	PDL BioPharma Inc.	270	1
*	Elevation Oncology Inc.	189	1
*	Definitive Healthcare Corp. Class A	46	1
*	Pyxis Oncology Inc.	111	1
			114,508

		Shares	Market Value ($000)
Industrials (14.3%)
	EMCOR Group Inc.	39,107	4,667
*	API Group Corp.	161,378	3,762
*	WESCO International Inc.	29,911	3,713
*	Summit Materials Inc. Class A	96,771	3,610
	Korn Ferry	44,921	3,268
	Triton International Ltd.	54,360	3,043
	Matson Inc.	34,974	2,851
	GATX Corp.	28,839	2,841
	Altra Industrial Motion Corp.	52,827	2,785
*	Resideo Technologies Inc.	104,059	2,715
	SPX FLOW Inc.	31,070	2,595
*	Fluor Corp.	116,383	2,573
	HB Fuller Co.	34,897	2,553
	ABM Industries Inc.	55,066	2,478
	Kennametal Inc.	68,157	2,411
	UniFirst Corp.	12,297	2,357
	EnerSys	31,372	2,324
	Encore Wire Corp.	16,441	2,309
	Belden Inc.	36,044	2,223
	Otter Tail Corp.	33,483	2,189
	ArcBest Corp.	20,690	2,133
*	Hub Group Inc. Class A	26,962	2,094
*	Chart Industries Inc.	11,872	2,072
*	Atlas Air Worldwide Holdings Inc.	23,492	2,058
	Werner Enterprises Inc.	45,124	2,036
*	GMS Inc.	35,021	1,957
	Brady Corp. Class A	38,427	1,931
	Watts Water Technologies Inc. Class A	9,890	1,866
	EnPro Industries Inc.	16,827	1,716
	Trinity Industries Inc.	64,626	1,713
	Barnes Group Inc.	38,616	1,678
	Zurn Water Solutions Corp.	46,734	1,638
	Mueller Water Products Inc. Class A	119,819	1,634
	Moog Inc. Class A	23,591	1,632
	Albany International Corp. Class A	20,103	1,627
	Maxar Technologies Inc.	58,271	1,604
	ESCO Technologies Inc.	19,122	1,563
*	Kratos Defense & Security Solutions Inc.	77,617	1,530
	ManTech International Corp. Class A	22,330	1,517
*	Veritiv Corp.	11,945	1,506
*	CBIZ Inc.	40,900	1,474
	Granite Construction Inc.	37,607	1,462
	ICF International Inc.	15,035	1,454
*	Green Dot Corp. Class A	38,988	1,400
*	Gibraltar Industries Inc.	19,086	1,296
	Mesa Laboratories Inc.	4,063	1,255
	Hillenbrand Inc.	26,939	1,201
*	Air Transport Services Group Inc.	48,239	1,191
	TriMas Corp.	35,347	1,171
	Deluxe Corp.	34,559	1,169
	Astec Industries Inc.	18,406	1,154
*	OSI Systems Inc.	12,412	1,129
	Greif Inc. Class A	18,185	1,103
*	Textainer Group Holdings Ltd.	33,668	1,100
*	NV5 Global Inc.	8,141	1,071
	AZZ Inc.	20,385	1,058
*	Donnelley Financial Solutions Inc.	22,531	1,053

		Shares	Market Value ($000)
*	CoreCivic Inc.	97,590	1,051
	Greenbrier Cos. Inc.	25,879	1,035
	Standex International Corp.	9,841	1,014
*	Ranpak Holdings Corp. Class A	25,406	1,007
	Columbus McKinnon Corp.	22,618	1,005
	Griffon Corp.	38,019	1,000
*	JELD-WEN Holding Inc.	41,063	995
	Primoris Services Corp.	43,392	973
*	Proto Labs Inc.	18,939	949
*	AAR Corp.	27,564	900
*	Triumph Group Inc.	51,874	869
	Apogee Enterprises Inc.	20,647	853
*	American Woodmark Corp.	13,720	846
	Kaman Corp.	22,743	841
*	Great Lakes Dredge & Dock Corp.	52,876	781
	Marten Transport Ltd.	48,313	777
*	Huron Consulting Group Inc.	16,182	739
*	TrueBlue Inc.	28,286	736
	SFL Corp. Ltd.	84,975	709
*	Conduent Inc.	136,271	687
*	Cross Country Healthcare Inc.	25,441	666
*	Frontline Ltd.	97,090	665
	Gorman-Rupp Co.	15,114	653
	Heartland Express Inc.	38,989	653
	DHT Holdings Inc.	116,492	647
*	Repay Holdings Corp. Class A	39,541	647
	Wabash National Corp.	37,573	627
*	RR Donnelley & Sons Co.	57,632	609
	Insteel Industries Inc.	13,862	584
	Quanex Building Products Corp.	27,239	582
*	Allegheny Technologies Inc.	40,514	577
*	Vivint Smart Home Inc.	54,699	577
*	Beacon Roofing Supply Inc.	11,383	568
	Scorpio Tankers Inc.	39,785	553
*,1	Ideanomics Inc.	339,749	547
*	ASGN Inc.	4,474	544
	International Seaways Inc.	37,217	543
*	Manitowoc Co. Inc.	27,917	532
*	Titan Machinery Inc.	15,762	524
	Aerojet Rocketdyne Holdings Inc.	12,430	523
*,1	Workhorse Group Inc.	89,399	522
	Costamare Inc.	43,043	517
*	FARO Technologies Inc.	7,405	514
*,1	Hyliion Holdings Corp.	77,393	513
*	PGT Innovations Inc.	24,900	511
*	Yellow Corp.	38,698	509
	Kelly Services Inc. Class A	28,679	484
	Argan Inc.	12,132	477
	McGrath RentCorp.	6,136	474
	VSE Corp.	8,610	471
*	Sterling Construction Co. Inc.	18,144	468
*	Thermon Group Holdings Inc.	26,826	463
*	BrightView Holdings Inc.	33,287	453
*	Advantage Solutions Inc.	62,092	449
	Chase Corp.	4,476	441
	Resources Connection Inc.	25,696	441
	Pactiv Evergreen Inc.	35,003	434
*	Tutor Perini Corp.	33,541	431

		Shares	Market Value ($000)
	Barrett Business Services Inc.	6,098	430
*	Dycom Industries Inc.	4,489	420
*	Itron Inc.	6,584	408
	Genco Shipping & Trading Ltd.	26,168	403
*	DXP Enterprises Inc.	14,500	401
	Ennis Inc.	20,766	395
*	Vectrus Inc.	9,383	393
	Cass Information Systems Inc.	9,710	390
	Heidrick & Struggles International Inc.	8,980	388
*	Ducommun Inc.	8,842	376
*	MYR Group Inc.	3,391	375
*	Modine Manufacturing Co.	36,212	375
*	SPX Corp.	5,999	349
*	Vishay Precision Group Inc.	10,113	347
*	Desktop Metal Inc. Class A	52,819	344
	National Presto Industries Inc.	4,156	340
*,1	View Inc.	80,370	339
	Hyster-Yale Materials Handling Inc.	8,136	319
	REV Group Inc.	19,756	310
	Myers Industries Inc.	15,668	305
	Eagle Bulk Shipping Inc.	7,319	293
*	Babcock & Wilcox Enterprises Inc.	31,799	289
	Miller Industries Inc.	8,581	281
	Dorian LPG Ltd.	20,727	255
*	Covenant Logistics Group Inc. Class A	9,990	250
	Luxfer Holdings plc	12,984	246
	Nordic American Tankers Ltd.	122,637	243
*	Radiant Logistics Inc.	31,976	241
*	Ferro Corp.	11,304	239
*	Titan International Inc.	34,574	238
	Greif Inc. Class B	3,980	235
	Kronos Worldwide Inc.	15,526	217
*	Meritor Inc.	8,586	217
*	Teekay Tankers Ltd. Class A	19,362	217
*	CS Disco Inc.	5,809	213
	Park Aerospace Corp.	15,934	206
	Caesarstone Ltd.	18,408	206
*	Astronics Corp.	19,517	204
*	Acacia Research Corp.	39,918	196
*	Custom Truck One Source Inc.	25,892	195
	US Lime & Minerals Inc.	1,585	189
*	Safe Bulkers Inc.	51,939	188
*	Teekay Corp.	56,341	187
	Powell Industries Inc.	7,424	181
*	US Xpress Enterprises Inc. Class A	22,485	177
*	Concrete Pumping Holdings Inc.	20,982	171
*	PAM Transportation Services Inc.	2,487	161
	Preformed Line Products Co.	2,410	152
*	CECO Environmental Corp.	25,291	150
*	INNOVATE Corp.	38,748	148
	Park-Ohio Holdings Corp.	6,918	146
*	Commercial Vehicle Group Inc.	16,420	138
	Alamo Group Inc.	951	135
*	Blue Bird Corp.	6,587	133
*,1	Aersale Corp.	7,364	133
*	Mistras Group Inc.	16,578	132
	Lindsay Corp.	852	124
*	Infrastructure and Energy Alternatives Inc.	12,805	121

		Shares	Market Value ($000)
*	Mayville Engineering Co. Inc.	7,227	107
	CRA International Inc.	915	84
*	Atlas Technical Consultants Inc.	9,062	83
*	Willdan Group Inc.	1,815	73
*	Willis Lease Finance Corp.	2,129	73
*	Rekor Systems Inc.	8,884	60
*	Flywire Corp.	1,469	60
*	StarTek Inc.	13,685	55
*	First Advantage Corp.	3,121	54
*	AgEagle Aerial Systems Inc.	19,639	44
	Allied Motion Technologies Inc.	783	31
*	Team Inc.	21,435	29
*	BM Technologies Inc. (XASE)	2,150	26
*	Target Hospitality Corp.	6,415	24
	Universal Logistics Holdings Inc.	1,099	20
*	Hireright Holdings Corp.	838	16
	Hirequest Inc.	651	15
*	AvidXchange Holdings Inc.	84	2
*	Sterling Check Corp.	45	1
			167,384
Other (0.0%)[3]
*,2	Media General Inc. CVR	35,434	1
*,2	NewStar Financial Inc. CVR	6,148	1
*,2	Aduro Biotech Inc. CVR	724	—
*,2	Ferroglobe Unit	19,424	—
			2
Real Estate (11.6%)
	STAG Industrial Inc.	133,130	5,802
	Terreno Realty Corp.	58,174	4,430
	Agree Realty Corp.	55,412	3,744
	Healthcare Realty Trust Inc.	118,469	3,710
	Kite Realty Group Trust	177,622	3,574
	Lexington Realty Trust	223,957	3,371
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	58,893	3,350
	Macerich Co.	174,099	3,283
	Broadstone Net Lease Inc.	126,114	3,153
*	Digitalbridge Group Inc.	395,071	3,145
	Physicians Realty Trust	175,534	3,130
	PotlatchDeltic Corp.	53,737	2,909
	Apple Hospitality REIT Inc.	174,658	2,623
	Essential Properties Realty Trust Inc.	95,475	2,581
*	Equity Commonwealth	95,605	2,433
	Innovative Industrial Properties Inc.	9,250	2,376
	Outfront Media Inc.	95,013	2,374
	Corporate Office Properties Trust	91,874	2,357
	Sabra Health Care REIT Inc.	179,795	2,325
	Pebblebrook Hotel Trust	105,920	2,219
	SITE Centers Corp.	141,794	2,135
	Kennedy-Wilson Holdings Inc.	97,783	2,121
	Uniti Group Inc.	158,725	2,106
	Independence Realty Trust Inc.	85,401	2,092
*	Sunstone Hotel Investors Inc.	178,070	1,936
	National Health Investors Inc.	35,567	1,858
	Columbia Property Trust Inc.	93,186	1,789
	Brandywine Realty Trust	138,250	1,776
	Piedmont Office Realty Trust Inc. Class A	100,866	1,753
	Washington REIT	68,830	1,735

		Shares	Market Value ($000)
	RLJ Lodging Trust	134,917	1,699
	Retail Opportunity Investments Corp.	96,547	1,695
	Four Corners Property Trust Inc.	62,113	1,678
	Urban Edge Properties	94,731	1,632
	CareTrust REIT Inc.	78,641	1,589
*	DiamondRock Hospitality Co.	170,796	1,488
*	Xenia Hotels & Resorts Inc.	92,386	1,448
	Easterly Government Properties Inc. Class A	68,799	1,443
	Acadia Realty Trust	70,792	1,429
*	Realogy Holdings Corp.	93,539	1,421
	American Assets Trust Inc.	40,725	1,401
	Monmouth Real Estate Investment Corp.	66,729	1,386
	Alexander & Baldwin Inc.	59,016	1,300
	Paramount Group Inc.	152,516	1,214
*	Mack-Cali Realty Corp.	71,861	1,201
	Tanger Factory Outlet Centers Inc.	60,616	1,201
	Industrial Logistics Properties Trust	53,012	1,175
	Centerspace	11,484	1,174
	Global Net Lease Inc.	82,253	1,168
	Service Properties Trust	134,438	1,144
	NexPoint Residential Trust Inc.	14,674	1,094
	Empire State Realty Trust Inc. Class A	115,930	1,054
	LTC Properties Inc.	31,775	1,009
	Getty Realty Corp.	32,571	994
	Office Properties Income Trust	38,882	923
*	Apartment Investment and Management Co. Class A	121,123	898
	RPT Realty	66,138	841
	GEO Group Inc.	95,825	805
*	Radius Global Infrastructure Inc. Class A (XNMS)	48,390	798
	Global Medical REIT Inc.	48,726	796
*	Summit Hotel Properties Inc.	84,406	755
*	Marcus & Millichap Inc.	17,198	737
	American Finance Trust Inc.	91,305	725
	Plymouth Industrial REIT Inc.	23,799	708
	NETSTREIT Corp.	32,593	696
	Armada Hoffler Properties Inc.	49,371	689
	City Office REIT Inc.	34,762	580
	Preferred Apartment Communities Inc. Class A	41,680	549
	Diversified Healthcare Trust	192,780	538
	Ares Commercial Real Estate Corp.	35,553	523
*	CorePoint Lodging Inc.	32,005	494
	Gladstone Commercial Corp.	21,893	486
	Franklin Street Properties Corp.	83,920	483
*	Chatham Lodging Trust	38,893	463
	Urstadt Biddle Properties Inc. Class A	24,216	457
*	Seritage Growth Properties Class A	30,792	443
	PS Business Parks Inc.	2,480	434
	One Liberty Properties Inc.	13,118	427
	Phillips Edison & Co. Inc.	13,312	418
	RE/MAX Holdings Inc. Class A	15,061	414
	RMR Group Inc. Class A	11,155	364
	Safehold Inc.	4,804	344
	Whitestone REIT	35,527	329
*	FRP Holdings Inc.	5,440	319
*	Tejon Ranch Co.	16,954	310
	Community Healthcare Trust Inc.	6,837	294
	Farmland Partners Inc.	23,781	276
	Gladstone Land Corp.	9,646	276

		Shares	Market Value ($000)
*	Ryman Hospitality Properties Inc.	3,538	274
	CTO Realty Growth Inc.	4,755	261
*	Hersha Hospitality Trust Class A	26,257	232
*	Forestar Group Inc.	10,298	204
*	Braemar Hotels & Resorts Inc.	41,865	183
	Postal Realty Trust Inc. Class A	9,778	170
	BRT Apartments Corp.	8,877	167
*	Ashford Hospitality Trust Inc.	13,537	144
	UMH Properties Inc.	4,662	108
	CatchMark Timber Trust Inc. Class A	11,700	90
	Retail Value Inc.	14,166	86
	Indus Realty Trust Inc.	881	65
	Universal Health Realty Income Trust	822	46
	Saul Centers Inc.	763	38
	Clipper Realty Inc.	1,144	10
*	Bridge Investment Group Holdings Inc. Class A	229	5
			134,902
Technology (4.5%)
*	Onto Innovation Inc.	27,244	2,565
*	LiveRamp Holdings Inc.	53,853	2,527
*	Verint Systems Inc.	52,613	2,504
*	Rambus Inc.	88,685	2,386
*	Sanmina Corp.	52,495	1,918
	Vishay Intertechnology Inc.	93,921	1,913
*	Insight Enterprises Inc.	18,283	1,803
*	NetScout Systems Inc.	57,211	1,711
*	Allscripts Healthcare Solutions Inc.	101,793	1,693
*,1	E2open Parent Holdings Inc.	132,570	1,615
	Xperi Holding Corp.	86,083	1,543
*	Covetrus Inc.	84,274	1,515
*	Super Micro Computer Inc.	35,240	1,459
	Amkor Technology Inc.	66,321	1,430
	Methode Electronics Inc.	31,278	1,391
*	Bottomline Technologies DE Inc.	29,834	1,338
*	TTM Technologies Inc.	87,578	1,207
*	Ping Identity Holding Corp.	48,417	1,153
*	ePlus Inc.	10,882	1,148
*	Veeco Instruments Inc.	40,452	1,075
*	Diodes Inc.	8,051	856
	CSG Systems International Inc.	14,108	744
*	PDF Solutions Inc.	24,151	723
*	Parsons Corp.	21,389	710
	CTS Corp.	20,146	702
	Benchmark Electronics Inc.	29,407	693
	Ebix Inc.	21,580	659
*	NeoPhotonics Corp.	42,060	646
*	Photronics Inc.	48,844	645
*	ScanSource Inc.	20,466	640
	KBR Inc.	14,378	633
*	Aeva Technologies Inc.	63,022	627
*	Asana Inc. Class A	4,863	505
*	Rogers Corp.	1,830	499
*,1	Cleanspark Inc.	27,318	486
*	Fabrinet	4,203	465
*	DSP Group Inc.	18,347	403
	PC Connection Inc.	9,026	396
*	Kimball Electronics Inc.	18,564	394
*	II-VI Inc.	6,044	378

		Shares	Market Value ($000)
*	Ichor Holdings Ltd.	7,817	374
*	FormFactor Inc.	7,902	331
*	GAN Ltd.	29,163	282
*	Limelight Networks Inc.	101,635	279
*	AXT Inc.	32,474	267
*	TrueCar Inc.	81,303	267
*	Quantum Corp.	47,702	261
*	DigitalOcean Holdings Inc.	2,253	227
*	Plexus Corp.	2,646	223
*	Envestnet Inc.	2,811	216
*	Smith Micro Software Inc.	38,521	211
*	Unisys Corp.	11,382	207
*	comScore Inc.	57,638	200
*	3D Systems Corp.	8,694	198
*	EMCORE Corp.	25,266	186
*	ChannelAdvisor Corp.	7,005	175
*	Rackspace Technology Inc.	12,196	174
*	GTY Technologies Holdings Inc.	26,169	172
*	Cohu Inc.	5,130	169
*	VirnetX Holding Corp.	51,619	155
*	Alpha & Omega Semiconductor Ltd.	3,110	153
*	Yelp Inc. Class A	4,297	147
*	Daktronics Inc.	29,887	146
*	SecureWorks Corp. Class A	7,848	139
	American Software Inc. Class A	5,524	126
	A10 Networks Inc.	8,133	125
*	ON24 Inc.	7,391	117
*	eGain Corp.	8,940	94
*	Agilysys Inc.	1,673	73
*	Xometry Inc. Class A	1,371	68
*	Couchbase Inc.	1,987	66
*	Model N Inc.	2,313	65
*	Groupon Inc. Class A	2,705	56
*	Benefitfocus Inc.	5,382	54
*	MeridianLink Inc.	2,401	53
*	Intapp Inc.	1,884	52
*	EverCommerce Inc.	3,117	51
	Hackett Group Inc.	1,558	32
*	Identiv Inc.	1,402	32
*	1stdibs.com Inc.	2,132	27
*	Mediaalpha Inc. Class A	1,365	21
*	Informatica Inc. Class A	615	20
	NVE Corp.	234	16
*	Alkami Technology Inc.	303	9
*	Freshworks Inc. Class A	270	9
*	Expensify Inc. Class A	203	9
*	SkyWater Technology Inc.	440	8
*	Amplitude Inc. Class A	114	7
*	EngageSmart Inc.	176	4
*	Enfusion Inc. Class A	210	4
*	Thoughtworks Holding Inc.	92	3
*	Arteris Inc.	117	3
*	Backblaze Inc. Class A	125	3
*	NerdWallet Inc. Class A	189	3
*	Weave Communications Inc.	155	3
*	ForgeRock Inc. Class A	93	2
*	Gitlab Inc. Class A	20	2
*	Stronghold Digital Mining Inc. Class A	111	2

		Shares	Market Value ($000)
*	Braze Inc. Class A	21	2
*	UserTesting Inc.	212	2
			52,080
Telecommunications (1.3%)
	Telephone and Data Systems Inc.	82,695	1,462
*	Liberty Latin America Ltd. Class C	125,905	1,415
	InterDigital Inc.	15,030	1,021
*	Iridium Communications Inc.	23,692	911
*	EchoStar Corp. Class A	32,334	885
	ADTRAN Inc.	36,767	749
*	NETGEAR Inc.	24,807	663
	Shenandoah Telecommunications Co.	25,936	659
*	Harmonic Inc.	59,156	636
*	Digi International Inc.	27,576	594
*	Gogo Inc.	44,663	573
*	Calix Inc.	7,869	527
	Comtech Telecommunications Corp.	20,734	526
*	Plantronics Inc.	20,113	513
*	Consolidated Communications Holdings Inc.	59,297	446
*	Anterix Inc.	6,528	393
*	Liberty Latin America Ltd. Class A	34,632	393
*	US Cellular Corp.	12,806	373
	ATN International Inc.	9,053	346
*,1	Inseego Corp.	53,497	346
*	Ribbon Communications Inc.	57,171	312
*	Viavi Solutions Inc.	20,750	307
*	WideOpenWest Inc.	15,964	297
*	Aviat Networks Inc.	7,832	245
*	IDT Corp. Class B	4,027	219
*	Ooma Inc.	7,419	140
*	KVH Industries Inc.	12,325	123
*	DZS Inc.	7,825	101
*	Hemisphere Media Group Inc. Class A	12,872	98
*	Globalstar Inc.	62,211	86
*	Kaltura Inc.	6,628	31
*	IHS Holding Ltd.	369	5
			15,395
Utilities (4.8%)
	Portland General Electric Co.	73,444	3,575
	PNM Resources Inc.	69,860	3,440
	Black Hills Corp.	51,378	3,294
	Southwest Gas Holdings Inc.	48,131	3,168
[1]	Brookfield Infrastructure Corp. Class A	50,302	2,977
	New Jersey Resources Corp.	78,609	2,891
	ONE Gas Inc.	43,070	2,793
[1]	Ormat Technologies Inc. (XNYS)	36,918	2,787
	California Water Service Group	42,064	2,650
	ALLETE Inc.	42,884	2,514
	Spire Inc.	41,352	2,475
	NorthWestern Corp.	42,218	2,335
*	Sunnova Energy International Inc.	59,701	2,207
	Avista Corp.	56,551	2,178
	MGE Energy Inc.	29,727	2,158
	South Jersey Industries Inc.	84,120	1,977
	Clearway Energy Inc. Class C	48,662	1,816
	Chesapeake Utilities Corp.	14,062	1,791
	SJW Group	22,670	1,527

		Shares	Market Value ($000)
	American States Water Co.	14,391	1,355
	Northwest Natural Holding Co.	24,894	1,073
	Middlesex Water Co.	8,818	909
	Clearway Energy Inc. Class A	22,912	791
*	US Ecology Inc.	22,668	772
*	Harsco Corp.	36,807	537
	Unitil Corp.	12,652	524
	Artesian Resources Corp. Class A	6,621	283
*	Casella Waste Systems Inc. Class A	3,146	267
*	Heritage-Crystal Clean Inc.	7,798	250
	York Water Co.	4,086	192
*	Cadiz Inc.	15,098	61
*	Pure Cycle Corp.	1,711	25
	Via Renewables Inc. Class A	993	11
*	Aris Water Solution Inc. Class A	556	8
			55,611
Total Common Stocks (Cost $1,063,923)			1,162,984
		Face Amount ($000)
Corporate Bonds (0.0%)
[4]	GAMCO Investors Inc., 5.000% coupon rate effective 6/15/22 4.000%, 6/15/23 (Cost $1)	1	1
		Shares
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[5,6]	Vanguard Market Liquidity Fund, 0.077% (Cost $33,457)	334,589	33,459
Total Investments (102.6%) (Cost $1,097,381)			1,196,444
Other Assets and Liabilities—Net (-2.6%)			(30,166)
Net Assets (100%)			1,166,278
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,882,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Step bond.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $30,818,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	31	3,406	(156)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,162,981	—	3	1,162,984
Corporate Bonds	—	1	—	1
Temporary Cash Investments	33,459	—	—	33,459
Total	1,196,440	1	3	1,196,444
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	156	—	—	156
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.